Note 9 - Stock-based Compensation - Stock Options Outstanding (Details) - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Options (in shares)	12,010
Vested (in shares) (in shares)	12,010
Aggregate intrinsic value	CAD 703
Price per share (in CAD per share)	CAD 0.48	CAD 0.60	CAD 0.85	CAD 1.22
Weighted average exercise price for exercisable options (in CAD per share)	0.48
Weighted average share price for options exercised (in CAD per share)	CAD 0.25
Weighted average years to expiry for exercisable options (Year)	2 years 204 days
Range One [Member]
Number of Options (in shares)	3,215
Vested (in shares) (in shares)	3,215
Aggregate intrinsic value	CAD 170
Price per share, lower range limit (in CAD per share)	CAD 0.21
Price per share, upper range limit (in CAD per share)	CAD 1.25
Expiry Date	Jan Sep 2017
Range Two [Member]
Number of Options (in shares)	3,530
Vested (in shares) (in shares)	3,530
Aggregate intrinsic value	CAD 145
Price per share, lower range limit (in CAD per share)	CAD 0.30
Price per share, upper range limit (in CAD per share)	CAD 0.56
Expiry Date	Mar Dec 2018
Price per share (in CAD per share)
Range Three [Member]
Number of Options (in shares)	2,745
Vested (in shares) (in shares)	2,745
Aggregate intrinsic value	CAD 385
Price per share, lower range limit (in CAD per share)	CAD 0.21
Price per share, upper range limit (in CAD per share)	CAD 0.38
Expiry Date	Dec 2019 Dec 2020
Range Four [Member]
Number of Options (in shares)	100
Vested (in shares) (in shares)	100
Aggregate intrinsic value	CAD 3
Expiry Date	Mar 2021
Price per share (in CAD per share)	CAD 0.39
Range Five [Member]
Number of Options (in shares)	2,420
Vested (in shares) (in shares)	2,420
Aggregate intrinsic value
Expiry Date	Nov 2021
Price per share (in CAD per share)	CAD 0.42